STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock B [Member]	Preferred Stock C [Member]	Preferred Stock D [Member]	Preferred Stock E [Member]	Preferred Stock F [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 2					$ 3,536	$ 41,525,872	$ (39,488,150)	$ (157,452)	$ 1,883,808
Beginning balance, shares at Dec. 31, 2020	1,705					3,535,339
Stock options granted to employees							262,411			262,411
Series C Preferred stock issued for cash		$ 4					4,499,996			4,500,000
Series C Preferred stock issued for cash, shares		4,500
Series C preferred stock converted to common stock		$ (2)				$ 364	(362)
Series C preferred stock converted to common stock, shares		(2,000)				363,636
Common stock issued for cashless warrants exercised						$ 50	(50)
Common stock issued for cashless warrants exercised, shares						50,588
Common stock issued for services						$ 24	144,143			144,167
Common stock issued for services, shares						24,541
Common stock issued for cashless employee stock options exercised						$ 15	(15)
Common stock issued for cashless employee stock options exercised ,shares						14,576
Rounding-split in 2020						$ 0	(0)			0
Rounding-split in 2020 ,shares						367
Series B preferred converted to common stock	$ (1)					$ 122	(121)
Series B convertible preferred converted to common stock, Shares	(854)					122,000
Net loss								(6,008,901)
Ending balance, value at Dec. 31, 2021	$ 1	$ 2				$ 4,111	46,431,874	(45,497,051)	(157,452)	781,485
Ending balance, shares at Dec. 31, 2021	851	2,500				4,111,047
Stock options compensation							250,577			250,577
Stock issuance cost							(576,650)			(576,650)
Series C preferred stock converted to common stock		$ (2)				$ 455	(453)
Series C preferred stock converted to common stock, shares		(2,500)				454,546
Common stock issued for cash						$ 1,524	6,093,476			6,095,000
Common stock issued for cash, shares						1,523,750
Stock issued for services						$ 7	39,993			40,000
Stock issued for services, shares						7,198
Net loss								(2,644,616)		(2,644,616)
Ending balance, value at Mar. 31, 2022	$ 1					$ 6,097	52,238,817	(48,141,667)	(157,452)	3,945,796
Ending balance, shares at Mar. 31, 2022	851					6,096,541
Beginning balance, value at Dec. 31, 2021	$ 1	$ 2				$ 4,111	46,431,874	(45,497,051)	(157,452)	781,485
Beginning balance, shares at Dec. 31, 2021	851	2,500				4,111,047
Series C preferred stock converted to common stock		$ (2)				$ 455	(453)
Series C preferred stock converted to common stock, shares		(2,500)				454,546
Series B preferred converted to common stock	$ (1)					$ 122	(121)
Series B convertible preferred converted to common stock, Shares	(851)					121,572
Series D preferred stock issued for cash			$ 1				1,298,999			1,299,000
Series D preferred stock issued for cash, shares			1,299
Stock options compensation							819,191			819,191
Common stock issued for cash						$ 2,425	8,798,579			8,801,004
Common stock issued for cash, shares						2,425,752
Stock issuance cost							(942,926)			(942,926)
Stock issued for services						$ 43	157,457			157,500
Stock issued for services, shares						43,959
Net loss								(6,864,783)		(6,864,783)
Ending balance, value at Dec. 31, 2022			$ 1			$ 7,156	56,562,600	(52,361,834)	(157,452)	4,050,471
Ending balance, shares at Dec. 31, 2022			1,299			7,156,876
Beginning balance, value at Mar. 31, 2022	$ 1					$ 6,097	52,238,817	(48,141,667)	(157,452)	3,945,796
Beginning balance, shares at Mar. 31, 2022	851					6,096,541
Stock options compensation							188,232			188,232
Stock issued for services						$ 10	39,990			40,000
Stock issued for services, shares						10,668
Net loss								(1,342,672)		(1,342,672)
Ending balance, value at Jun. 30, 2022	$ 1					$ 6,107	52,467,039	(49,484,339)	(157,452)	2,831,356
Ending balance, shares at Jun. 30, 2022	851					6,107,209
Stock options compensation							153,367			153,367
Stock issuance cost							(260,816)			(260,816)
Series D preferred stock issued for cash			$ 1				998,999			999,000
Series D preferred stock issued for cash, shares			999
Common stock issued for cash						$ 818	2,454,185			2,455,003
Common stock issued for cash, shares						818,335
Series B preferred stock converted to common stock	$ (1)					$ 122	(121)
Series B preferred stock converted to common stock, shares	(851)					121,572
Stock issued for services						$ 10	39,990			40,000
Stock issued for services, shares						9,758
Net loss								(1,925,068)		(1,925,068)
Ending balance, value at Sep. 30, 2022			$ 1			$ 7,057	55,852,643	(51,409,407)	(157,452)	4,292,842
Ending balance, shares at Sep. 30, 2022			999			7,056,874
Beginning balance, value at Dec. 31, 2022			$ 1			$ 7,156	56,562,600	(52,361,834)	(157,452)	4,050,471
Beginning balance, shares at Dec. 31, 2022			1,299			7,156,876
Series E preferred stock issued				$ 4			3,999,996			4,000,000
Series E preferred stock issued, shares				4,000
Stock options compensation							75,128			75,128
Stock issuance cost							(299,145)			(299,145)
Stock issued for services						$ 12	32,488			32,500
Stock issued for services, shares						12,463
Net loss								(2,143,683)		(2,143,683)
Ending balance, value at Mar. 31, 2023			$ 1	$ 4		$ 7,168	60,371,067	(54,505,517)	(157,452)	5,715,271
Ending balance, shares at Mar. 31, 2023			1,299	4,000		7,169,339
Stock options compensation							161,399			161,399
Stock issuance cost							281,500			281,500
Stock issued for services						$ 6	32,494			32,500
Stock issued for services, shares						5,645
Stock issued under the Employee Stock Purchase Plan for cash and compensation						$ 66	183,199			183,265
Stock issued under the Employee Stock Purchase Plan for cash and compensation, shares						65,561
Net loss								(2,989,400)		(2,989,400)
Ending balance, value at Jun. 30, 2023			$ 1.00	$ 4.00		$ 7,240	61,029,659	(57,494,917)	(157,452)	3,384,535
Ending balance, shares at Jun. 30, 2023			1,299	4,000		7,240,545
Series F preferred stock issued					$ 5		4,999,995			5,000,000
Series F preferred stock issued, shares					5,000
Stock options compensation							164,118			164,118
Stock issued for services						$ 8	40,557			40,565
Stock issued for services, shares						7,910
Stock compensation under ESPP							32,728			32,728
Net loss								(2,947,736)		(2,947,736)
Ending balance, value at Sep. 30, 2023			$ 1	$ 4	$ 5	$ 7,248	$ 66,267,057	$ (60,442,653)	$ (157,452)	$ 5,674,210
Ending balance, shares at Sep. 30, 2023			1,299	4,000	5,000	7,248,455